The Advisors’ Inner Circle Fund II

CHAMPLAIN SMALL COMPANY FUND

Advisor Shares (CIPSX)

Institutional Shares (CIPNX)

CHAMPLAIN MID CAP FUND

Advisor Shares (CIPMX)

Institutional Shares (CIPIX)

CHAMPLAIN STRATEGIC FOCUS FUND

Advisor Shares (CIPRX)

Institutional Shares (CIPTX)

(collectively, the “Champlain Funds”)

Supplement dated December 22, 2025, to:

•	The Statement of Additional Information for the Champlain Funds dated May 1, 2025 (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective immediately, in the “Principal Shareholders and Control Persons” section of the SAI, the table entitled “Champlain Mid Cap Fund” that contains information on principal shareholders and control persons of the Champlain Mid Cap Fund on page S-47 is replaced in its entirety with the following:

Champlain Mid Cap Fund
Name and Address	Class of Shares	% of Class
NATIONAL FINANCIAL SERVICES LLC FBO EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 499 WASHINGTON BLVD FL 5 JERSEY CITY, NJ 07310-2010	ADVISOR	40.34%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4151	ADVISOR	28.66%

PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303-2052	ADVISOR	8.79%
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG, FL 33716-1100	INSTITUTIONAL	19.95%
EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HEIGHTS MO 63043-3003	INSTITUTIONAL	18.72%
SEI PRIVATE TRUST COMPANY C/O BMO 000001324621 1 FREEDOM VALLEY DRIVE OAKS, PA 19456-9989	INSTITUTIONAL	8.87%
NATIONAL FINANCIAL SERVICES LLC FBO EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FLOOR 499 WASHINGTON BLVD FL 5 JERSEY CITY, NJ 07310-2010	INSTITUTIONAL	8.43%
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104-4151	INSTITUTIONAL	5.75%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CSC-SK-025-0100